First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.8%
	Australia – 6.3%
86,538	ALS Ltd. (b)	$802,897
82,159	BHP Group Ltd. (b)	2,877,385
406,708	Harvey Norman Holdings Ltd. (b)	1,291,192
39,172	JB Hi-Fi Ltd. (b)	1,346,832
68,011	Sonic Healthcare Ltd. (b)	1,523,281
14,978	Woodside Energy Group Ltd. (b)	387,839
		8,229,426
	Bermuda – 1.9%
255,375	CK Infrastructure Holdings Ltd. (b)	1,420,793
64,410	Orient Overseas International Ltd. (b)	1,070,678
		2,491,471
	Canada – 4.1%
113,209	ARC Resources Ltd.	1,315,404
28,868	Canadian Natural Resources Ltd.	1,771,936
17,598	Tourmaline Oil Corp.	820,151
16,166	West Fraser Timber Co., Ltd.	1,405,618
		5,313,109
	Denmark – 4.7%
657	AP Moller - Maersk A.S., Class A (b)	1,400,034
668	AP Moller - Maersk A.S., Class B (b)	1,453,096
24,008	Novo Nordisk A.S., Class B (b)	3,322,464
		6,175,594
	France – 6.4%
13,798	BioMerieux (b)	1,406,650
2,351	Christian Dior SE (b)	2,031,478
8,383	Dassault Aviation S.A. (b)	1,431,509
47,379	Engie S.A. (b)	672,776
2,516	LVMH Moet Hennessy Louis Vuitton SE (b)	2,196,406
5,567	Vinci S.A. (b)	629,013
		8,367,832
	Germany – 5.5%
7,830	Hapag-Lloyd AG (b) (c) (d)	1,717,187
34,119	Mercedes-Benz Group AG (b)	2,538,864
10,903	Nemetschek SE (b)	582,922
7,126	Siemens AG (b)	1,113,119
7,519	Volkswagen AG (b)	1,316,126
		7,268,218
	Hong Kong – 1.2%
268,993	Power Assets Holdings Ltd. (b)	1,522,007
	Israel – 0.9%
8,985	Check Point Software Technologies Ltd. (e)	1,142,892
Shares	Description	Value

	Italy – 1.2%
164,695	Banca Mediolanum S.p.A. (b)	$1,575,705
	Japan – 24.4%
61,700	Chugai Pharmaceutical Co., Ltd. (b)	1,599,578
9,900	Daito Trust Construction Co., Ltd. (b)	978,304
60,900	H.U. Group Holdings, Inc. (b)	1,292,604
56,600	Honda Motor Co., Ltd. (b)	1,400,086
54,200	ITOCHU Corp. (b)	1,751,844
91,400	Japan Tobacco, Inc. (b)	1,863,822
8,700	Kajima Corp. (b)	106,847
73,000	Mitsubishi Chemical Group Corp. (b)	409,636
58,400	Mitsubishi Corp. (b)	1,955,580
29,100	Mitsui OSK Lines Ltd. (b)	722,225
41,650	Nintendo Co., Ltd. (b)	1,805,853
66,100	Nippon Yusen KK (b)	1,572,444
16,200	Nissan Chemical Corp. (b)	764,796
11,200	Oracle Corp., Japan (b)	767,277
93,200	ORIX Corp. (b)	1,638,735
38,000	Recruit Holdings Co., Ltd. (b)	1,222,090
168,400	Santen Pharmaceutical Co., Ltd. (b)	1,312,805
65,500	SBI Holdings, Inc. (b)	1,388,555
5,500	Shimano, Inc. (b)	980,845
11,600	Softbank Corp. (b)	132,728
57,500	Sumitomo Mitsui Financial Group, Inc. (b)	2,499,013
65,200	Takeda Pharmaceutical Co., Ltd. (b)	2,049,718
5,700	Tokyo Electron Ltd. (b)	1,992,289
79,900	Tokyo Gas Co., Ltd. (b)	1,673,082
		31,880,756
	Jersey – 1.8%
348,044	Glencore PLC (b)	2,330,812
	Luxembourg – 0.7%
162,240	B&M European Value Retail S.A. (b)	897,239
	Netherlands – 1.1%
1,227	ASML Holding N.V. (b)	811,841
2,400	Ferrari N.V. (b)	599,722
		1,411,563
	New Zealand – 0.8%
315,262	Spark New Zealand Ltd. (b)	1,062,981
	Norway – 4.6%
16,920	Aker ASA, Class A (b)	1,223,436
973,652	DNO ASA (b)	1,201,201
42,830	Equinor ASA (b)	1,305,315
246,723	Wallenius Wilhelmsen ASA (b)	2,341,421
		6,071,373

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Singapore – 1.1%
208,200	Singapore Exchange Ltd. (b)	$1,466,461
	Spain – 4.6%
356,706	Banco Bilbao Vizcaya Argentaria S.A. (b)	2,519,690
566,295	Banco Santander S.A., ADR	1,953,718
86,690	Red Electrica Corp. S.A. (b)	1,534,318
		6,007,726
	Sweden – 0.6%
36,612	Swedish Orphan Biovitrum AB (b) (e)	816,469
	Switzerland – 14.1%
3,671	Banque Cantonale Vaudoise (b)	348,955
6,675	Kuehne + Nagel International AG (b)	1,591,698
29,386	Nestle S.A. (b)	3,585,358
40,903	Novartis AG (b)	3,698,003
1,812	Partners Group Holding AG (b)	1,700,195
10,414	Roche Holding AG (b)	3,250,943
3,761	Roche Holding AG (b)	1,376,680
387	SGS S.A. (b)	943,751
14,537	Straumann Holding AG (b)	1,903,431
		18,399,014
	United Kingdom – 9.6%
117,411	3i Group PLC (b)	2,290,659
52,876	Anglo American PLC (b)	2,280,564
74,354	Evraz PLC (b) (e) (f) (g)	7,416
150,243	IG Group Holdings PLC (b)	1,477,232
72,689	Imperial Brands PLC (b)	1,823,494
44,371	RELX PLC (b)	1,318,215
76,373	Rightmove PLC (b)	554,918
35,485	Rio Tinto PLC (b)	2,778,520
		12,531,018
	United States – 1.2%
31,940	Ovintiv, Inc.	1,572,406
	Total Common Stocks	126,534,072
	(Cost $118,871,763)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.7%
	Australia – 0.9%
489,349	Growthpoint Properties Australia Ltd. (b)	1,130,303
	Belgium – 0.9%
35,009	Warehouses De Pauw CVA (b)	1,110,202
Shares	Description	Value

	United Kingdom – 0.9%
97,249	Safestore Holdings PLC (b)	$1,210,916
	Total Real Estate Investment Trusts	3,451,421
	(Cost $3,460,325)
	Total Investments – 99.5%	129,985,493
	(Cost $122,332,088)
	Net Other Assets and Liabilities – 0.5%	693,619
	Net Assets – 100.0%	$130,679,112

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2023	Sale Value as of 1/31/2023	Unrealized Appreciation/ (Depreciation)
02/28/23	BBH	USD	5,566,013	GBP	4,480,590	$ 5,566,013	$ 5,526,837	$ 39,176

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $120,003,368 or 91.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
JPY	24.5%
EUR	18.3
CHF	14.2
GBP	8.8
USD	7.9
AUD	7.2
DKK	4.7
NOK	4.7
CAD	4.1
HKD	3.1
SGD	1.1
NZD	0.8
SEK	0.6
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
Sector Allocation	% of Total Investments
Industrials	18.8%
Health Care	18.1
Financials	14.5
Consumer Discretionary	11.2
Materials	9.9
Energy	6.4
Consumer Staples	5.6
Utilities	5.3
Information Technology	4.1
Real Estate	3.4
Communication Services	2.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 5,313,109	$ 5,313,109	$ —	$ —
Israel	1,142,892	1,142,892	—	—
Spain	6,007,726	1,953,718	4,054,008	—
United Kingdom	12,531,018	—	12,523,602	7,416
United States	1,572,406	1,572,406	—	—
Other Country Categories*	99,966,921	—	99,966,921	—
Real Estate Investment Trusts*	3,451,421	—	3,451,421	—
Total Investments	129,985,493	9,982,125	119,995,952	7,416
Forward Foreign Currency Contracts	39,176	—	39,176	—
Total	$ 130,024,669	$ 9,982,125	$ 120,035,128	$ 7,416

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Australia – 1.6%
1,592	Rio Tinto Ltd. (b)	$142,862
	Belgium – 1.6%
939	KBC Ancora (b)	46,103
1,230	UCB S.A. (b)	100,988
		147,091
	Denmark – 6.6%
52	AP Moller - Maersk A.S., Class A (b)	110,809
53	AP Moller - Maersk A.S., Class B (b)	115,291
2,603	Novo Nordisk A.S., Class B (b)	360,229
		586,329
	Finland – 1.1%
3,249	TietoEVRY OYJ (b)	98,945
	France – 16.5%
740	Arkema S.A. (b)	74,879
964	BioMerieux (b)	98,276
1,579	Bureau Veritas S.A. (b)	45,146
6,187	Carrefour S.A. (b)	117,683
42	Euroapi S.A. (b) (c)	675
843	Ipsen S.A. (b)	88,544
424	LVMH Moet Hennessy Louis Vuitton SE (b)	370,142
1,041	Sanofi (b)	101,939
195	Sartorius Stedim Biotech (b)	68,022
785	Sodexo S.A. (b)	77,819
4,302	TotalEnergies SE (b)	265,953
1,372	Vinci S.A. (b)	155,022
		1,464,100
	Germany – 8.6%
4,062	1&1 AG (b)	56,699
2,449	Deutsche Post AG (b)	105,446
11,181	E.ON SE (b)	121,905
3,624	Fresenius SE & Co., KGaA (b)	105,027
1,525	HUGO BOSS AG (b)	103,563
2,484	Mercedes-Benz Group AG (b)	184,840
360	Nemetschek SE (b)	19,247
513	Volkswagen AG (Preference Shares) (b)	71,148
		767,875
	Israel – 2.4%
41,551	Bezeq Israeli Telecommunication Corp., Ltd. (b)	68,859
778	Check Point Software Technologies Ltd. (c)	98,962
433	Delek Group Ltd. (b) (c)	47,012
		214,833
	Italy – 2.4%
11,780	Autogrill S.p.A. (b) (c)	85,960
Shares	Description	Value

	Italy (Continued)
5,033	Azimut Holding S.p.A. (b)	$125,652
		211,612
	Jersey – 2.6%
2,651	Experian PLC (b)	96,946
19,832	Glencore PLC (b)	132,813
		229,759
	Luxembourg – 1.2%
8,521	Subsea 7 S.A. (b)	106,189
	Netherlands – 9.1%
422	ASML Holding N.V. (b)	279,215
1,645	ASR Nederland N.V. (b)	77,861
124	Ferrari N.V. (b)	30,986
1,387	Heineken Holding N.V. (b)	114,519
4,749	Koninklijke Ahold Delhaize N.V. (b)	141,743
651	OCI N.V. (b)	22,160
191	QIAGEN N.V. (c)	9,359
1,184	Wolters Kluwer N.V. (b)	129,083
		804,926
	Norway – 3.1%
1,102	Aker ASA, Class A (b)	79,682
63,400	DNO ASA (b)	78,217
3,902	Equinor ASA (b)	118,920
		276,819
	Portugal – 0.9%
21,878	Navigator (The) Co., S.A. (b)	76,597
	Spain – 3.3%
4,019	Cia de Distribucion Integral Logista Holdings S.A. (b)	108,889
2,866	Grupo Catalana Occidente S.A. (b)	88,836
46,734	Mapfre S.A. (b)	94,003
161	Red Electrica Corp. S.A. (b)	2,849
		294,577
	Switzerland – 19.1%
802	Banque Cantonale Vaudoise (b)	76,236
477	Flughafen Zurich AG (b) (c)	86,906
1,007	Galenica AG (b) (d) (e)	78,755
364	Kuehne + Nagel International AG (b)	86,798
887	Logitech International S.A. (b)	51,904
2,845	Nestle S.A. (b)	347,116
3,338	Novartis AG (b)	301,785
11,013	OC Oerlikon Corp. AG (b)	75,613
960	Roche Holding AG (b)	299,684
258	Roche Holding AG (b)	94,439
31	SGS S.A. (b)	75,598
278	Straumann Holding AG (b)	36,400

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
1,037	VZ Holding AG (b)	$82,542
		1,693,776
	United Kingdom – 16.5%
8,418	3i Group PLC (b)	164,233
509	AstraZeneca PLC (b)	66,685
4,683	British American Tobacco PLC (b)	179,517
53,534	Diversified Energy Co. PLC (b) (d)	73,228
44,089	Evraz PLC (b) (c) (f) (g)	4,397
8,157	GSK PLC (b)	143,278
4,651	HSBC Holdings PLC (b)	34,270
5,172	Imperial Brands PLC (b)	129,746
1,016	Intertek Group PLC (b)	54,607
5,313	RELX PLC (b)	157,844
7,625	Shell PLC (b)	223,853
4,563	Unilever PLC (b)	232,253
		1,463,911
	Total Common Stocks	8,580,201
	(Cost $9,092,266)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 1.9%
	Belgium – 0.7%
1,768	Warehouses De Pauw CVA (b)	$56,067
	United Kingdom – 1.2%
10,558	Segro PLC (b)	108,680
	Total Real Estate Investment Trusts	164,747
	(Cost $263,906)
	Total Investments – 98.5%	8,744,948
	(Cost $9,356,172)
	Net Other Assets and Liabilities – 1.5%	135,466
	Net Assets – 100.0%	$8,880,414

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2023	Sale Value as of 1/31/2023	Unrealized Appreciation/ (Depreciation)
02/28/23	BBH	USD	683,271	GBP	550,027	$ 683,271	$ 678,462	$ 4,809

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $8,636,627 or 97.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
EUR	44.7%
CHF	19.4
GBP	12.8
USD	9.1
DKK	6.7
NOK	4.4
AUD	1.6
ILS	1.3
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
ILS	Israeli Shekel
NOK	Norwegian Krone
USD	United States Dollar
Sector Allocation	% of Total Investments
Health Care	22.4%
Industrials	17.0
Consumer Staples	14.4
Consumer Discretionary	10.6
Energy	10.4
Financials	9.0
Information Technology	6.3
Materials	5.2
Real Estate	1.9
Communication Services	1.4
Utilities	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 214,833	$ 98,962	$ 115,871	$ —
Netherlands	804,926	9,359	795,567	—
United Kingdom	1,463,911	—	1,459,514	4,397
Other Country Categories*	6,096,531	—	6,096,531	—
Real Estate Investment Trusts*	164,747	—	164,747	—
Total Investments	8,744,948	108,321	8,632,230	4,397
Forward Foreign Currency Contracts	4,809	—	4,809	—
Total	$ 8,749,757	$ 108,321	$ 8,637,039	$ 4,397

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.4%
	Argentina – 1.1%
27,491	Grupo Financiero Galicia S.A., ADR	$368,379
	Brazil – 14.2%
65,652	Bradespar S.A. (Preference Shares)	412,564
73,748	Cia Siderurgica Nacional S.A., ADR	271,393
59,093	CPFL Energia S.A.	387,411
65,048	EDP - Energias do Brasil S.A.	261,022
57,869	Equatorial Energia S.A.	319,424
118,918	JBS S.A.	470,396
81,739	Marfrig Global Foods S.A.	123,986
86,155	Petroleo Brasileiro S.A.	499,995
97,951	Petroleo Brasileiro S.A. (Preference Shares)	503,040
36,730	Petroleo Brasileiro S.A., ADR	426,068
36,262	Petroleo Brasileiro S.A., ADR	374,224
26,870	Suzano S.A.	245,394
20,968	Vale S.A.	390,380
		4,685,297
	Cayman Islands – 8.0%
41,400	Alibaba Group Holding Ltd. (b) (c)	569,195
25,886	ANTA Sports Products Ltd. (b)	392,655
394,711	Country Garden Holdings Co., Ltd. (b)	148,108
1,994	Meituan, Class B (b) (c) (d) (e)	44,577
509,572	Sino Biopharmaceutical Ltd. (b)	296,514
78,219	Sunac China Holdings Ltd. (b) (c) (f) (g)	22,844
19,847	Tencent Holdings Ltd. (b)	967,123
101,589	Wisdom Marine Lines Co., Ltd. (b)	206,794
		2,647,810
	Chile – 1.0%
3,901,509	Cia Sud Americana de Vapores S.A. (b)	339,132
	Colombia – 0.6%
319,685	Ecopetrol S.A.	182,745
	Hong Kong – 1.1%
442,000	Lenovo Group Ltd. (b)	354,515
	India – 22.1%
10,396	Asian Paints Ltd. (b)	347,169
25,452	Aurobindo Pharma Ltd. (b)	127,255
17,334	Axis Bank Ltd. (b)	185,261
74,190	Bharat Petroleum Corp., Ltd. (b)	311,389
50,007	Chambal Fertilisers and Chemicals Ltd. (b)	191,914
36,747	Dabur India Ltd. (b)	250,909
6,162	Divi’s Laboratories Ltd. (b)	250,376
Shares	Description	Value

	India (Continued)
28,030	HCL Technologies Ltd. (b)	$386,523
4,823	HDFC Asset Management Co., Ltd. (b) (d) (e)	111,671
15,045	Hindustan Unilever Ltd. (b)	474,675
33,547	Infosys Ltd. (b)	631,868
17,390	Infosys Ltd., ADR	326,932
151,751	ITC Ltd. (b)	654,900
53,780	Jindal Steel & Power Ltd. (b)	385,776
15,948	Jubilant Foodworks Ltd. (b)	95,352
2,161	LTIMindtree Ltd. (b) (d) (e)	116,144
3,351	Reliance Industries Ltd. (b)	96,668
32,568	State Bank of India (b)	221,170
39,490	Sun Pharmaceutical Industries Ltd. (b)	500,000
30,195	Sun TV Network Ltd. (b)	171,032
12,497	Tata Consultancy Services Ltd. (b)	515,797
506,568	Tata Steel Ltd. (b)	746,044
45,440	Vedanta Ltd. (b)	185,665
		7,284,490
	Mexico – 3.0%
108,867	Grupo Mexico S.A.B. de C.V., Series B	484,194
132,133	Wal-Mart de Mexico S.A.B. de C.V.	516,098
		1,000,292
	Poland – 0.6%
12,136	Asseco Poland S.A. (b)	213,579
	Russia – 0.1%
59,735	Rosneft Oil Co. PJSC (b) (f) (g)	6,560
23,602	Severstal PAO (b) (c) (f) (g)	11,866
		18,426
	South Africa – 4.9%
3,492	Capitec Bank Holdings Ltd. (b)	360,676
24,336	Exxaro Resources Ltd. (b)	305,413
35,287	Impala Platinum Holdings Ltd. (b)	409,182
11,808	Kumba Iron Ore Ltd. (b)	361,562
27,938	Vodacom Group Ltd. (b)	196,344
		1,633,177
	South Korea – 15.0%
3,515	Coway Co., Ltd. (b)	159,399
7,242	GS Holdings Corp. (b)	260,226
21,780	HMM Co., Ltd. (b) (c)	387,327
6,747	Kia Corp. (b)	367,590
4,047	KIWOOM Securities Co., Ltd. (b)	324,507
6,539	Korea Investment Holdings Co., Ltd. (b)	333,683
14,909	KT Corp. (b)	424,842

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
2,875	Kumho Petrochemical Co., Ltd. (b)	$345,791
2,927	LX Semicon Co., Ltd. (b)	192,467
62,570	Mirae Asset Securities Co., Ltd. (b)	347,350
29,415	NH Investment & Securities Co., Ltd. (b)	220,400
11,257	Samsung Electronics Co., Ltd. (b)	560,714
12,838	Samsung Securities Co., Ltd. (b)	349,472
6,494	SIMMTECH Co., Ltd. (b)	161,051
7,349	SK Hynix, Inc. (b)	531,655
		4,966,474
	Taiwan – 23.3%
662,270	AUO Corp. (b)	372,407
42,624	Evergreen Marine Corp. Taiwan Ltd. (b)	217,755
65,297	Faraday Technology Corp. (b)	373,506
76,475	Gigabyte Technology Co., Ltd. (b)	297,002
24,775	International Games System Co., Ltd. (b)	409,876
222,485	Macronix International Co., Ltd. (b)	267,408
23,213	MediaTek, Inc. (b)	560,849
45,198	Nan Ya Printed Circuit Board Corp. (b)	371,147
42,590	Novatek Microelectronics Corp. (b)	507,156
32,999	Realtek Semiconductor Corp. (b)	354,373
100,408	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,771,880
2,670	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	247,589
Shares	Description	Value

	Taiwan (Continued)
412,194	United Microelectronics Corp. (b)	$674,533
94,201	United Microelectronics Corp., ADR	765,854
109,222	Wan Hai Lines Ltd. (b)	278,351
116,180	Yang Ming Marine Transport Corp. (b)	244,020
		7,713,706
	Thailand – 0.6%
202,200	Com7 PCL, NVDR	192,774
	Turkey – 3.8%
1,023,223	Dogan Sirketler Grubu Holding A.S. (b)	481,180
197,560	Haci Omer Sabanci Holding A.S. (b)	410,909
328,205	Turk Telekomunikasyon A.S. (b)	359,477
		1,251,566
	Total Common Stocks	32,852,362
	(Cost $33,083,454)
EXCHANGE-TRADED FUNDS (a) – 0.3%
	United States – 0.3%
1,907	iShares Core MSCI Emerging Markets ETF	97,009
	(Cost $90,110)
	Total Investments – 99.7%	32,949,371
	(Cost $33,173,564)
	Net Other Assets and Liabilities – 0.3%	88,922
	Net Assets – 100.0%	$33,038,293

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2023	Sale Value as of 1/31/2023	Unrealized Appreciation/ (Depreciation)
02/02/23	SG	KRW	1,429,110,000	USD	1,161,123	$ 1,160,180	$ 1,161,123	$ (943)
02/02/23	SG	TWD	66,906,150	USD	2,227,829	2,228,348	2,227,829	519
02/02/23	SG	USD	1,123,329	KRW	1,429,110,000	1,123,329	1,160,180	(36,851)
03/06/23	SG	USD	1,157,746	KRW	1,429,110,000	1,157,746	1,161,456	(3,710)
02/02/23	SG	USD	2,175,597	TWD	66,906,150	2,175,597	2,228,348	(52,751)
03/06/23	SG	USD	2,230,726	TWD	66,906,150	2,230,726	2,235,207	(4,481)
Net Unrealized Appreciation / (Depreciation)								$(98,217)

Counterparty Abbreviations
SG	Societe Generale

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $25,082,500 or 75.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Exposure Diversification	% of Total Investments†
INR	21.2%
USD	18.8
TWD	14.2
KRW	11.6
BRL	11.0
HKD	8.5
ZAR	5.0
TRY	3.8
MXN	3.0
CLP	1.0
PLN	0.6
THB	0.6
COP	0.6
RUB	0.1
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Information Technology	32.0%
Materials	14.5
Financials	9.8
Energy	8.2
Communication Services	7.7
Consumer Staples	7.6
Consumer Discretionary	7.0
Industrials	5.9
Health Care	3.6
Utilities	2.9
Real Estate	0.5
Other ††	0.3
Total	100.0%

††	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$ 368,379	$ 368,379	$ —	$ —
Brazil	4,685,297	4,685,297	—	—
Cayman Islands	2,647,810	—	2,624,966	22,844
Colombia	182,745	182,745	—	—
India	7,284,490	326,932	6,957,558	—
Mexico	1,000,292	1,000,292	—	—
Russia	18,426	—	—	18,426
Taiwan	7,713,706	1,013,443	6,700,263	—
Thailand	192,774	192,774	—	—
Other Country Categories*	8,758,443	—	8,758,443	—
Exchange-Traded Funds*	97,009	97,009	—	—
Total Investments	32,949,371	7,866,871	25,041,230	41,270
Forward Foreign Currency Contracts	519	—	519	—
Total	$ 32,949,890	$ 7,866,871	$ 25,041,749	$ 41,270

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (98,736)	$ —	$ (98,736)	$ —

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.